Note 12 - Convertible Note Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Convertible Note Interest Expense [Table Text Block]
Year Ended December 31,
(in thousands)	2018

Non-cash amortization of debt discounts	$833
Cash interest expense	106
Total convertible note interest expense	$939

Series D Warrants [Member]
Notes Tables
Schedule of Assumptions Used for Warrant Valution [Table Text Block]
Significant Input Assumptions of Warrant Valuation
Historical volatility	103%
Expected term (in years)	5
Risk-free interest rate	2.75%